UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock INVESTMENTS

John Hancock Income Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2013

Income Fund

As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Corporate Bonds 47.1%					$1,562,534,153

(Cost $1,565,451,446)

Consumer Discretionary 9.9%					328,811,190

Auto Components 1.1%
American Axle & Manufacturing, Inc.	6.625	10/15/22		10,180,000	10,409,021
Lear Corp.	8.125	03/15/20		3,600,000	3,933,000
Tenneco, Inc.	6.875	12/15/20		3,185,000	3,415,913
The Goodyear Tire & Rubber Company	7.000	05/15/22		16,115,000	16,457,444
The Goodyear Tire & Rubber Company	8.750	08/15/20		2,495,000	2,856,775

Automobiles 1.5%
Chrysler Group LLC	8.250	06/15/21		2,600,000	2,853,500
Ford Motor Company	4.750	01/15/43		17,250,000	15,174,584
Ford Motor Company	6.625	10/01/28		6,818,000	7,538,594
Ford Motor Company	7.450	07/16/31		3,662,000	4,397,948
Ford Motor Credit Company LLC	4.250	02/03/17		7,065,000	7,403,534
General Motors Financial Company, Inc. (S)	4.250	05/15/23		15,605,000	14,044,500

Hotels, Restaurants & Leisure 0.3%
Arcos Dorados Holdings, Inc. (S)	10.250	07/13/16	BRL	10,025,000	4,075,630
Little Traverse Bay Bands of Odawa Indians (S)	9.000	08/31/20		1,499,000	1,469,020
MGM Resorts International	8.625	02/01/19		3,375,000	3,788,438
Waterford Gaming LLC (S)	8.625	09/15/14		3,541,621	1,319,137

Household Durables 0.6%
Beazer Homes USA, Inc.	6.625	04/15/18		1,605,000	1,691,269
Beazer Homes USA, Inc.	8.125	06/15/16		5,400,000	5,886,000
Beazer Homes USA, Inc.	9.125	05/15/19		1,945,000	2,056,838
Meritage Homes Corp.	7.000	04/01/22		3,160,000	3,381,200
Standard Pacific Corp.	8.375	05/15/18		3,025,000	3,418,250
Standard Pacific Corp.	8.375	01/15/21		1,835,000	2,055,200

Internet & Catalog Retail 0.2%
QVC, Inc.	5.950	03/15/43		8,760,000	7,778,284

Media 4.9%
AMC Entertainment, Inc.	8.750	06/01/19		4,210,000	4,525,750
AMC Entertainment, Inc.	9.750	12/01/20		9,214,000	10,526,995
Cablevision Systems Corp.	8.000	04/15/20		6,700,000	7,420,250
Cablevision Systems Corp.	8.625	09/15/17		4,905,000	5,579,438
CCO Holdings LLC	5.750	01/15/24		11,600,000	10,759,000
Cinemark USA, Inc.	4.875	06/01/23		15,590,000	14,342,800
Cinemark USA, Inc.	7.375	06/15/21		3,950,000	4,256,125
Clear Channel Communications, Inc.	9.000	03/01/21		2,980,000	2,831,000
Clear Channel Communications, Inc., PIK (S)	14.000	02/01/21		26,733,173	21,787,536
DISH DBS Corp.	4.625	07/15/17		1,670,000	1,690,875
DISH DBS Corp.	5.000	03/15/23		8,745,000	8,067,263
DISH DBS Corp.	5.875	07/15/22		1,940,000	1,901,200
DISH DBS Corp.	7.875	09/01/19		15,250,000	17,194,375
Gray Television, Inc.	7.500	10/01/20		1,400,000	1,477,000
Lamar Media Corp.	5.000	05/01/23		4,515,000	4,187,663
Quebecor Media, Inc.	7.375	01/15/21	CAD	1,310,000	1,327,661
Regal Entertainment Group	9.125	08/15/18		839,000	916,608
Shaw Communications, Inc.	5.500	12/07/20	CAD	3,155,000	3,267,625
Shaw Communications, Inc.	5.700	03/02/17	CAD	2,325,000	2,411,462
Shaw Communications, Inc.	6.500	06/02/14	CAD	3,055,000	2,990,611
Sirius XM Radio, Inc. (S)	5.250	08/15/22		3,175,000	2,944,813

1

Income Fund

As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Consumer Discretionary (continued)

Univision Communications, Inc. (S)	6.750	09/15/22		9,130,000	$9,472,375
Videotron, Ltd. (S)	7.125	01/15/20	CAD	4,670,000	4,733,180
Virgin Media Secured Finance PLC	5.250	01/15/21		2,210,000	2,139,932
WMG Acquisition Corp.	11.500	10/01/18		10,175,000	11,726,688
XM Satellite Radio, Inc. (S)	7.625	11/01/18		2,895,000	3,148,313

Multiline Retail 0.4%
Macy's Retail Holdings, Inc.	7.875	08/15/36		6,800,000	7,699,116
SACI Falabella (S)	3.750	04/30/23		5,995,000	5,180,969

Specialty Retail 0.5%
Automotores Gildemeister SA (S)	8.250	05/24/21		7,600,000	5,928,000
Toys R Us Property Company II LLC	8.500	12/01/17		1,575,000	1,657,688
Toys R Us, Inc.	10.375	08/15/17		7,940,000	7,791,125

Textiles, Apparel & Luxury Goods 0.4%
Burlington Coat Factory Warehouse Corp.	10.000	02/15/19		8,545,000	9,527,675
PVH Corp.	7.375	05/15/20		3,700,000	3,996,000

Consumer Staples 3.0%					99,456,673

Beverages 0.7%
Anheuser-Busch InBev Worldwide, Inc.	9.750	11/17/15	BRL	7,710,000	3,199,103
Constellation Brands, Inc.	3.750	05/01/21		6,920,000	6,401,000
Constellation Brands, Inc.	4.250	05/01/23		9,675,000	8,876,813
Corporacion Lindley SA (S)	6.750	11/23/21		3,160,000	3,365,400

Food & Staples Retailing 0.9%
Hawk Acquisition Sub, Inc. (S)	4.250	10/15/20		12,110,000	11,443,950
Rite Aid Corp.	9.250	03/15/20		9,835,000	11,125,844
Sun Merger Sub, Inc. (S)	5.875	08/01/21		6,930,000	6,912,675

Food Products 0.4%
Corporacion Pesquera Inca SAC (S)	9.000	02/10/17		4,645,000	4,645,000
Marfrig Holding Europe BV (S)	8.375	05/09/18		1,760,000	1,606,000
Simmons Foods, Inc. (S)	10.500	11/01/17		5,660,000	6,013,750
TreeHouse Foods, Inc.	7.750	03/01/18		2,500,000	2,650,000

Household Products 0.5%
Harbinger Group, Inc. (S)	7.875	07/15/19		16,765,000	17,309,863

Tobacco 0.5%
Alliance One International, Inc. (S)	9.875	07/15/21		17,385,000	15,907,275

Energy 4.3%					141,971,865

Energy Equipment & Services 0.8%
Calfrac Holdings LP (S)	7.500	12/01/20		4,920,000	4,956,900
Inkia Energy, Ltd. (S)	8.375	04/04/21		12,190,000	12,986,007
PHI, Inc.	8.625	10/15/18		4,875,000	5,149,219
Trinidad Drilling, Ltd. (S)	7.875	01/15/19		2,490,000	2,633,175

Gas Utilities 0.2%
DCP Midstream LLC (5.850% to 05/21/2023, then 3 month
LIBOR + 3.850%) (S)	5.850	05/21/43		8,310,000	7,707,525

Oil, Gas & Consumable Fuels 3.3%
Arch Coal, Inc.	7.000	06/15/19		2,855,000	2,284,000
Arch Coal, Inc.	7.250	06/15/21		5,115,000	3,951,338
Carrizo Oil & Gas, Inc.	7.500	09/15/20		3,100,000	3,270,500
CNOOC Finance 2013, Ltd.	3.000	05/09/23		9,405,000	8,335,971

2

Income Fund

As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Energy (continued)

EP Energy LLC	7.750	09/01/22		5,100,000	$5,457,000
EPL Oil & Gas, Inc.	8.250	02/15/18		2,405,000	2,531,263
Halcon Resources Corp.	8.875	05/15/21		4,410,000	4,421,025
MarkWest Energy Partners LP	6.500	08/15/21		2,012,000	2,137,750
MEG Energy Corp. (S)	6.375	01/30/23		2,405,000	2,398,988
Niska Gas Storage US LLC	8.875	03/15/18		4,380,000	4,566,150
Pertamina Persero PT (S)	5.250	05/23/21		3,910,000	3,519,000
Pertamina Persero PT (S)	6.500	05/27/41		2,800,000	2,324,000
Petrobras Global Finance BV	4.375	05/20/23		15,390,000	13,436,055
Petrobras International Finance Company	5.375	01/27/21		5,035,000	4,907,947
Petroleos Mexicanos	6.000	03/05/20		2,685,000	2,953,500
RDS Ultra-Deepwater, Ltd. (S)	11.875	03/15/17		8,065,000	8,952,150
Sabine Pass Liquefaction LLC (S)	5.625	04/15/23		10,465,000	9,706,288
Samson Investment Company (S)	10.250	02/15/20		7,820,000	8,171,900
SandRidge Energy, Inc.	7.500	02/15/23		6,200,000	5,998,500
SM Energy Company (S)	5.000	01/15/24		8,050,000	7,466,375
Valero Energy Corp.	6.125	02/01/20		1,530,000	1,749,339

Financials 15.4%					511,314,528

Capital Markets 0.4%
HK Land Treasury SG	3.860	12/29/17	SGD	4,000,000	3,283,525
Temasek Financial I, Ltd.	3.265	02/19/20	SGD	12,250,000	9,959,761

Commercial Banks 2.9%
ANZ National International, Ltd.	2.950	07/27/15	SGD	11,000,000	8,820,601
Banco Safra SA (S)	10.250	08/08/16	BRL	4,641,000	1,808,978
Banco Votorantim SA (S)	6.250	05/16/16	BRL	10,930,000	5,142,155
Bancolombia SA	5.950	06/03/21		5,995,000	6,077,431
BBVA Bancomer SA (S)	6.500	03/10/21		5,570,000	5,639,625
DBS Bank, Ltd. (S)	6.890	12/23/13	IDR	66,000,000,000	5,836,648
Fifth Third Bancorp (5.100% to 06/30/2023, then 3 month
LIBOR + 3.033%) (Q)	5.100	06/30/23		13,115,000	11,803,500
First Tennessee Bank NA	5.050	01/15/15		1,624,000	1,690,413
International Finance Corp.	3.875	02/26/18	NZD	10,482,000	7,888,029
National Australia Bank, Ltd.	6.000	02/15/17	AUD	5,420,000	5,139,977
Northgroup Preferred Capital Corp. (6.378% to 10/15/2017
then 3 month LIBOR + 1.173%) (Q)(S)	6.378	10/15/17		6,360,000	6,391,800
PNC Financial Services Group, Inc. (P)(Q)	4.483	11/01/13		3,540,000	3,531,150
PNC Funding Corp.	5.625	02/01/17		3,360,000	3,721,812
Regions Financial Corp.	7.375	12/10/37		4,085,000	4,393,156
Synovus Financial Corp.	5.125	06/15/17		1,595,000	1,618,925
The Royal Bank of Scotland PLC (P)	1.927	03/31/14	SGD	6,250,000	4,853,858
Westpac Banking Corp.	7.250	02/11/20	AUD	5,000,000	5,015,954
Zions Bancorporation (5.800% to 09/15/2023, then 3 month
LIBOR + 3.800%) (Q)	5.800	09/15/23		7,675,000	6,754,000

Consumer Finance 0.1%
Discover Financial Services	5.200	04/27/22		3,100,000	3,202,560

Diversified Financial Services 8.0%
Banco Continental SA (7.375% to 10/07/2020, then 3 month
LIBOR + 6.802%) (S)	7.375	10/07/40		3,455,000	3,717,610
Citigroup, Inc.	6.250	06/29/17	NZD	9,880,000	7,885,158
Citigroup, Inc. (5.900% to 02/15/2023, then 3 month LIBOR +
4.230%) (Q)	5.900	02/15/23		4,350,000	4,110,750

3

Income Fund

As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Financials (continued)

Citigroup, Inc. (5.950% to 01/30/2023, then 3 month LIBOR +
4.069%) (Q)	5.950	01/30/23		2,090,000	$1,985,500
Corporacion Andina de Fomento	3.750	01/15/16		5,610,000	5,846,069
EUROFIMA	6.000	01/28/14	AUD	14,285,000	12,872,637
European Investment Bank	4.250	02/04/15	NOK	85,900,000	14,483,993
European Investment Bank	5.375	05/20/14	AUD	17,636,000	15,988,733
European Investment Bank	6.500	09/10/14	NZD	5,685,000	4,532,716
General Electric Capital Australia Funding Pty, Ltd.	7.000	10/08/15	AUD	2,600,000	2,469,684
General Electric Capital Corp.	4.250	01/17/18	NZD	5,330,000	4,004,795
General Electric Capital Corp.	4.875	04/05/16	SEK	69,000,000	11,020,156
General Electric Capital Corp. (7.125% until 06/15/2022, then
3 month LIBOR + 5.296%) (Q)	7.125	06/15/22		13,510,000	14,861,000
General Electric Capital Corp., Series A	7.625	12/10/14	NZD	33,700,000	27,225,413
Gruposura Finance (S)	5.700	05/18/21		5,165,000	5,165,000
ING US, Inc. (5.650% to 05/15/2023, then 3 month LIBOR +
3.580%)	5.650	05/15/53		15,635,000	14,413,953
Inter-American Development Bank	4.750	01/10/14	INR	240,750,000	3,527,259
Inter-American Development Bank	5.375	05/27/14	AUD	13,790,000	12,511,881
Intercorp Retail Trust (S)	8.875	11/14/18		3,985,000	4,278,894
International Bank for Reconstruction & Development	2.125	05/29/17	NOK	17,190,000	2,795,073
International Bank for Reconstruction & Development	3.250	04/14/14	NOK	34,300,000	5,648,138
International Bank for Reconstruction & Development	4.500	08/16/16	NZD	9,400,000	7,317,160
International Bank for Reconstruction & Development	5.375	12/15/14	NZD	18,470,000	14,648,582
iPayment, Inc.	10.250	05/15/18		1,620,000	1,206,900
Jefferies Group LLC	6.500	01/20/43		4,075,000	4,080,921
KFW	4.000	12/15/14	NOK	38,410,000	6,437,473
KFW	5.750	05/13/15	AUD	22,750,000	21,227,687
KFW	6.000	01/19/16	AUD	11,500,000	10,918,547
KFW	6.000	08/20/20	AUD	14,600,000	14,168,666
Merrill Lynch & Company, Inc. (P)	0.910	12/01/26		4,405,000	3,828,711
Moody's Corp.	4.500	09/01/22		1,045,000	1,031,440
SPL Logistics Escrow LLC (S)	8.875	08/01/20		2,610,000	2,740,500

Insurance 2.0%
American International Group, Inc. (8.175% to 05/15/2038,
then 3 month LIBOR + 4.195%)	8.175	05/15/58		23,725,000	27,817,563
Assured Guaranty Municipal Holdings, Inc. (6.400% to
12/15/2036, then 1 month LIBOR + 2.215%) (S)	6.400	12/15/66		2,950,000	2,573,875
Glen Meadow Pass-Through Trust (6.505% to 02/15/2017,
then 3 month LIBOR + 2.125%) (S)	6.505	02/12/67		8,355,000	7,853,700
MetLife, Inc.	6.400	12/15/36		7,690,000	7,728,450
Prudential Financial, Inc. (5.875% to 09/01/2022, then 3
month LIBOR + 4.175%)	5.875	09/15/42		9,825,000	9,579,375
Symetra Financial Corp. (8.300% to 10/15/2017, then 3
month LIBOR + 4.177%) (S)	8.300	10/15/37		2,585,000	2,669,013
The Allstate Corp. (6.500% to 05/15/2037, then 3 month
LIBOR + 2.120%)	6.500	05/15/57		4,390,000	4,653,400
XL Group PLC, Series E (6.500% to 04/15/2017, then 3
month LIBOR + 2.458%) (Q)	6.500	04/15/17		3,315,000	3,207,263

Real Estate Investment Trusts 0.5%
Corrections Corp. of America	4.125	04/01/20		6,441,000	6,054,540
DDR Corp.	4.625	07/15/22		4,035,000	4,039,612
Host Hotels & Resorts LP	4.750	03/01/23		8,050,000	7,990,269

4

Income Fund

As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Financials (continued)

Real Estate Management & Development 1.0%
CapitaMalls Asia Treasury, Ltd.	3.950	08/24/17	SGD	14,250,000	$11,573,076
CBRE Services, Inc.	5.000	03/15/23		6,010,000	5,574,275
Country Garden Holdings Company, Ltd. (S)	7.500	01/10/23		3,075,000	2,829,000
Country Garden Holdings Company, Ltd. (S)	11.125	02/23/18		2,090,000	2,313,630
Realogy Corp. (S)	7.625	01/15/20		770,000	862,400
Realogy Corp. (S)	7.875	02/15/19		4,590,000	4,991,625
Yanlord Land Group, Ltd. (S)	10.625	03/29/18		4,170,000	4,461,900

Thrifts & Mortgage Finance 0.5%
Nationstar Mortgage LLC	7.875	10/01/20		2,175,000	2,294,625
Nationstar Mortgage LLC	9.625	05/01/19		11,359,000	12,722,080

Health Care 2.3%					75,004,682

Biotechnology 0.1%
Grifols, Inc.	8.250	02/01/18		2,465,000	2,668,363

Health Care Equipment & Supplies 0.2%
Alere, Inc.	8.625	10/01/18		6,760,000	7,275,450

Health Care Providers & Services 1.7%
Community Health Systems, Inc.	7.125	07/15/20		2,540,000	2,565,400
Envision Healthcare Corp.	8.125	06/01/19		1,055,000	1,140,719
ExamWorks Group, Inc.	9.000	07/15/19		8,755,000	9,433,513
HCA, Inc.	7.500	02/15/22		10,400,000	11,310,000
HCA, Inc.	8.000	10/01/18		2,135,000	2,407,213
HCA, Inc.	8.500	04/15/19		10,000,000	10,800,000
Tenet Healthcare Corp. (S)	4.375	10/01/21		15,988,000	14,509,110
Vanguard Health Holding Company II LLC	7.750	02/01/19		3,699,000	3,957,930

Pharmaceuticals 0.3%
AbbVie, Inc.	4.400	11/06/42		4,855,000	4,509,771
Endo Pharmaceuticals Holdings, Inc.	7.250	01/15/22		3,765,000	3,849,713
Valeant Pharmaceuticals International, Inc. (S)	7.000	10/01/20		550,000	577,500

Industrials 3.3%					110,153,433

Aerospace & Defense 0.4%
Bombardier, Inc. (S)	7.750	03/15/20		5,660,000	6,317,975
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17		8,370,000	9,039,600

Airlines 0.6%
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01/02/23		2,348,951	2,560,356
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22		3,340,202	3,774,428
TAM Capital 3, Inc. (S)	8.375	06/03/21		6,040,000	5,858,800
TAM Capital, Inc.	7.375	04/25/17		3,135,000	3,158,701
UAL 2009-1 Pass Through Trust	10.400	11/01/16		1,317,543	1,477,361
UAL 2009-2A Pass Through Trust	9.750	01/15/17		1,828,377	2,079,779

Building Products 0.3%
Nortek, Inc.	8.500	04/15/21		2,700,000	2,922,750
Nortek, Inc.	10.000	12/01/18		5,125,000	5,611,875
Voto-Votorantim Overseas Trading Operations NV (S)	6.625	09/25/19		1,205,000	1,286,940

Commercial Services & Supplies 0.9%
Covanta Holding Corp.	7.250	12/01/20		7,700,000	8,221,690
Garda World Security Corp. (S)	9.750	03/15/17		5,000,000	5,325,000
Iron Mountain, Inc.	5.750	08/15/24		16,850,000	15,207,125

5

Income Fund

As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Industrials (continued)

Construction & Engineering 0.2%
Empresas ICA SAB de CV (S)	8.375	07/24/17	2,340,000	$2,246,400
Tutor Perini Corp.	7.625	11/01/18	4,835,000	5,052,575

Electrical Equipment 0.2%
Coleman Cable, Inc.	9.000	02/15/18	2,410,000	2,560,625
WPE International Cooperatief UA (S)	10.375	09/30/20	8,350,000	5,093,500

Industrial Conglomerates 0.4%
Odebrecht Finance, Ltd. (S)	7.125	06/26/42	4,390,000	3,819,300
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/14/15	5,400,000	5,103,000
Smiths Group PLC (S)	7.200	05/15/19	520,000	603,247
Tenedora Nemak SA de CV (S)	5.500	02/28/23	2,810,000	2,627,350

Machinery 0.1%
Volvo Treasury AB (S)	5.950	04/01/15	2,590,000	2,773,543

Marine 0.2%
Navios Maritime Holdings, Inc.	8.125	02/15/19	4,310,000	4,159,150
Navios South American Logistics, Inc.	9.250	04/15/19	1,595,000	1,722,600

Trading Companies & Distributors 0.0%
Aircastle, Ltd.	6.750	04/15/17	715,000	757,900
Aircastle, Ltd.	7.625	04/15/20	715,000	791,863

Information Technology 0.6%				19,063,113

Computers & Peripherals 0.2%
Seagate HDD Cayman	7.000	11/01/21	5,960,000	6,451,700

Internet Software & Services 0.1%
j2 Global, Inc.	8.000	08/01/20	1,935,000	2,084,963

IT Services 0.2%
Brightstar Corp. (S)	9.500	12/01/16	6,890,000	7,200,050

Software 0.1%
First Data Corp. (S)	8.875	08/15/20	3,080,000	3,326,400

Materials 4.1%				138,069,085

Chemicals 0.3%
Braskem Finance, Ltd. (S)	5.750	04/15/21	1,580,000	1,483,225
TPC Group, Inc. (S)	8.750	12/15/20	8,560,000	8,731,200

Construction Materials 0.5%
Cemex Finance LLC (S)	9.375	10/12/22	3,100,000	3,247,250
China Shanshui Cement Group, Ltd. (S)	8.500	05/25/16	3,740,000	3,702,600
Votorantim Cimentos SA (S)	7.250	04/05/41	8,760,000	7,884,000
Vulcan Materials Company	7.500	06/15/21	1,330,000	1,480,011

Containers & Packaging 0.9%
AEP Industries, Inc.	8.250	04/15/19	4,050,000	4,333,500
Ardagh Packaging Finance PLC (S)	7.375	10/15/17	8,745,000	9,335,288
Ball Corp.	4.000	11/15/23	12,770,000	11,397,225
Cascades, Inc.	7.875	01/15/20	1,695,000	1,783,988
Owens-Brockway Glass Container, Inc.	7.375	05/15/16	2,440,000	2,738,900

Metals & Mining 2.1%
APERAM (S)	7.750	04/01/18	2,880,000	2,772,000
ArcelorMittal	7.250	03/01/41	8,940,000	8,023,650
CSN Islands XI Corp. (S)	6.875	09/21/19	1,560,000	1,540,500

6

Income Fund

As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Materials (continued)

CSN Islands XII Corp. (Q)(S)	7.000	09/23/15		2,800,000	$2,212,000
Essar Steel Algoma, Inc. (S)	9.375	03/15/15		5,165,000	4,842,188
FMG Resources August 2006 Pty, Ltd. (S)	6.875	04/01/22		13,670,000	13,533,300
HudBay Minerals, Inc.	9.500	10/01/20		9,420,000	9,396,450
Inmet Mining Corp. (S)	8.750	06/01/20		4,236,000	4,426,620
Metinvest BV (S)	8.750	02/14/18		5,905,000	5,580,225
Rio Tinto Finance USA, Ltd.	7.125	07/15/28		3,985,000	4,842,480
Rio Tinto Finance USA, Ltd.	9.000	05/01/19		2,400,000	3,072,132
SunCoke Energy, Inc.	7.625	08/01/19		5,960,000	6,332,500
Thompson Creek Metals Company, Inc.	7.375	06/01/18		3,675,000	3,132,938
Vale Overseas, Ltd.	4.625	09/15/20		2,400,000	2,371,162

Paper & Forest Products 0.3%
Mercer International, Inc.	9.500	12/01/17		3,280,000	3,501,400
Sappi Papier Holding GmbH (S)	7.500	06/15/32		8,249,000	6,372,353

Telecommunication Services 2.6%					86,838,639

Diversified Telecommunication Services 1.7%
American Tower Corp.	4.700	03/15/22		3,640,000	3,595,079
American Tower Corp.	7.000	10/15/17		3,500,000	3,978,370
Crown Castle Towers LLC (S)	4.883	08/15/20		7,058,000	7,422,842
Frontier Communications Corp.	7.125	03/15/19		2,770,000	2,908,500
Frontier Communications Corp.	7.125	01/15/23		9,855,000	9,583,988
Frontier Communications Corp.	9.250	07/01/21		1,665,000	1,889,775
GTP Acquisition Partners I LLC (S)	7.628	06/15/16		5,175,000	5,405,588
Intelsat Jackson Holdings SA (S)	6.625	12/15/22		12,270,000	12,239,325
Oi SA (S)	9.750	09/15/16	BRL	6,235,000	2,273,497
Satelites Mexicanos SA de CV	9.500	05/15/17		4,452,000	4,852,680
SingTel Group Treasury Pte, Ltd.	3.488	04/08/20	SGD	2,250,000	1,812,730
Wind Acquisition Finance SA (S)	7.250	02/15/18		1,500,000	1,530,000

Wireless Telecommunication Services 0.9%
Digicel Group, Ltd. (S)	8.250	09/30/20		3,375,000	3,577,500
Digicel Group, Ltd. (S)	10.500	04/15/18		1,989,000	2,143,148
Digicel, Ltd. (S)	7.000	02/15/20		3,725,000	3,762,250
MetroPCS Wireless, Inc. (S)	6.250	04/01/21		4,814,000	4,801,965
MetroPCS Wireless, Inc. (S)	6.625	04/01/23		3,000,000	2,977,500
SBA Tower Trust (S)	5.101	04/17/17		4,770,000	5,114,580
Softbank Corp. (S)	4.500	04/15/20		5,760,000	5,445,734
Sprint Communications, Inc. (S)	9.000	11/15/18		1,305,000	1,523,588

Utilities 1.6%					51,850,945

Electric Utilities 0.3%
Appalachian Power Company	5.000	06/01/17		2,305,000	2,521,675
Dubai Electricity & Water Authority (S)	7.375	10/21/20		4,890,000	5,482,913

Independent Power Producers & Energy Traders 1.1%
AES Corp.	4.875	05/15/23		19,339,000	17,743,533
Dynegy, Inc. (S)	5.875	06/01/23		9,015,000	8,316,338
GenOn Energy, Inc.	7.875	06/15/17		947,000	1,027,495
NRG Energy, Inc.	6.625	03/15/23		10,395,000	10,317,038

Multi-Utilities 0.1%
Dominion Resources, Inc.	5.600	11/15/16		2,680,000	2,988,023

Water Utilities 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo (S)	6.250	12/16/20		3,460,000	3,453,930

7

Income Fund

As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Convertible Bonds 1.4%					$45,400,161

(Cost $34,787,905)

Consumer Discretionary 0.9%					30,112,671

Automobiles 0.6%
Ford Motor Company	4.250	11/15/16		10,490,000	20,035,900

Media 0.3%
XM Satellite Radio, Inc. (S)	7.000	12/01/14		5,018,000	10,076,771

Financials 0.2%					5,347,522

Capital Markets 0.1%
Ares Capital Corp. (S)	5.750	02/01/16		1,735,000	1,864,041

Real Estate Investment Trusts 0.1%
Dundee International	5.500	07/31/18	CAD	1,570,000	1,483,101
Transglobe Apartment (S)	5.400	09/30/18	CAD	1,960,000	2,000,380

Health Care 0.1%					2,445,625

Health Care Equipment & Supplies 0.1%
Teleflex, Inc.	3.875	08/01/17		1,820,000	2,445,625

Industrials 0.2%					7,494,343

Airlines 0.2%
United Continental Holdings, Inc.	4.500	06/30/21		7,130,000	7,494,343

Foreign Government Obligations 23.4%					$777,260,416

(Cost $833,997,091)

Australia 2.6%					84,904,604

New South Wales Treasury Corp.	6.000	05/01/20	AUD	35,125,000	34,792,924
Queensland Treasury Corp.	6.000	10/21/15	AUD	34,711,000	32,894,092
Queensland Treasury Corp.	6.000	04/21/16	AUD	18,003,000	17,217,588

Bermuda 0.4%					11,825,161

Government of Bermuda (S)	4.854	02/06/24		12,125,000	11,825,161

Brazil 1.3%					42,180,649

Federative Republic of Brazil	8.500	01/05/24	BRL	31,675,000	11,682,558
Federative Republic of Brazil	10.000	01/01/21	BRL	18,745,000	7,264,987
Federative Republic of Brazil	10.250	01/10/28	BRL	22,960,000	9,526,771
Federative Republic of Brazil	12.500	01/05/16	BRL	30,750,000	13,706,333

Canada 1.4%					46,789,864

Export Development Canada	3.500	02/20/18	NZD	9,440,000	6,997,892
Ontario School Boards Financing Corp., Series 01A2	6.250	10/19/16	CAD	8,485,000	9,059,045
Province of Ontario	6.250	06/16/15	NZD	30,690,000	24,757,277
Province of Quebec	6.750	11/09/15	NZD	7,310,000	5,975,650

Indonesia 1.5%					51,637,170

Republic of Indonesia (S)	5.875	03/13/20		4,140,000	4,119,300
Republic of Indonesia	6.125	05/15/28	IDR	197,000,000,000	14,121,148
Republic of Indonesia	7.000	05/15/22	IDR	137,000,000,000	11,451,669

8

Income Fund

As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Indonesia (continued)

Republic of Indonesia	8.250	07/15/21	IDR	120,260,000,000	$10,930,555
Republic of Indonesia	9.500	06/15/15	IDR	13,720,000,000	1,291,801
Republic of Indonesia	10.000	07/15/17	IDR	99,270,000,000	9,722,697

Malaysia 2.0%					67,341,838

Government of Malaysia	3.314	10/31/17	MYR	22,000,000	6,609,383
Government of Malaysia	3.741	02/27/15	MYR	98,350,000	30,170,777
Government of Malaysia	3.835	08/12/15	MYR	50,450,000	15,539,583
Government of Malaysia	4.262	09/15/16	MYR	48,250,000	15,022,095

Mexico 0.8%					27,300,735

Government of Mexico	5.000	06/15/17	MXN	219,174,600	16,313,654
Government of Mexico	6.000	06/18/15	MXN	72,500,000	5,597,200
Government of Mexico	9.500	12/18/14	MXN	67,500,000	5,389,881

New Zealand 2.5%					81,795,067

Dominion of New Zealand	5.000	03/15/19	NZD	19,200,000	15,504,864
Dominion of New Zealand	6.000	04/15/15	NZD	14,550,000	11,780,589
Dominion of New Zealand	6.000	12/15/17	NZD	38,005,000	31,881,124
Dominion of New Zealand	6.000	05/15/21	NZD	26,500,000	22,628,490

Norway 0.9%					31,531,737

Government of Norway	4.500	05/22/19	NOK	77,991,000	14,082,563
Government of Norway	5.000	05/15/15	NOK	101,202,000	17,449,174

Peru 0.1%					2,393,200

Republic of Peru	7.350	07/21/25		1,930,000	2,393,200

Philippines 2.2%					74,336,698

Republic of Philippines	4.950	01/15/21	PHP	608,000,000	14,416,144
Republic of Philippines	5.875	12/16/20	PHP	609,320,800	15,824,389
Republic of Philippines	5.875	03/01/32	PHP	488,595,000	12,036,669
Republic of Philippines	6.250	01/14/36	PHP	252,000,000	6,116,368
Republic of Philippines	6.500	04/28/21	PHP	678,000,000	18,314,285
Republic of Philippines	8.125	12/16/35	PHP	254,043,000	7,628,843

Singapore 1.7%					55,284,515

Republic of Singapore	2.375	04/01/17	SGD	22,500,000	18,721,849
Republic of Singapore	3.250	09/01/20	SGD	43,690,000	36,562,666

South Korea 1.6%					54,515,451

Korea Development Bank	4.375	08/10/15		1,530,000	1,617,354
Korea Treasury Bond Coupon Strips	3.071	09/10/13	KRW	1,205,430,000	1,085,466
Korea Treasury Bond Coupon Strips	3.375	09/10/18	KRW	1,205,430,000	924,141
Korea Treasury Bond Coupon Strips	3.376	03/10/18	KRW	1,205,430,000	942,605
Korea Treasury Bond Coupon Strips	3.384	03/10/17	KRW	1,205,430,000	977,635
Korea Treasury Bond Coupon Strips	3.385	09/10/17	KRW	1,205,430,000	959,948

9

Income Fund

As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

South Korea (continued)

Korea Treasury Bond Coupon Strips	3.396	09/10/16	KRW	1,205,430,000	$993,913
Korea Treasury Bond Coupon Strips	3.402	03/10/16	KRW	1,205,430,000	1,011,761
Korea Treasury Bond Coupon Strips	3.413	09/10/15	KRW	1,205,430,000	1,027,586
Korea Treasury Bond Coupon Strips	3.417	03/10/15	KRW	1,205,430,000	1,042,128
Korea Treasury Bond Coupon Strips	3.430	09/10/14	KRW	1,205,430,000	1,056,818
Korea Treasury Bond Coupon Strips	3.450	03/10/14	KRW	1,205,430,000	1,071,344
Korea Treasury Bond Principal Strips, PO	3.375	09/10/18	KRW	41,928,000,000	32,144,032
Republic of Korea	3.500	03/10/17	KRW	10,000,000,000	9,155,930
Republic of Korea	5.750	09/10/18	KRW	502,000,000	504,790

Sweden 2.3%					76,005,187

Kingdom of Sweden	3.750	08/12/17	SEK	78,560,000	12,787,238
Kingdom of Sweden	4.500	08/12/15	SEK	129,600,000	20,761,578
Kingdom of Sweden	5.000	12/01/20	SEK	156,425,000	28,023,309
Svensk Exportkredit AB	7.625	06/30/14	NZD	18,040,000	14,433,062

Thailand 2.1%					69,418,540

Bank of Thailand	3.200	10/22/14	THB	1,217,750,000	38,059,927
Kingdom of Thailand	3.250	06/16/17	THB	1,015,000,000	31,358,613

Term Loans (M) 10.7%					$353,082,496

(Cost $353,577,752)

Consumer Discretionary 1.7%					55,493,348

Hotels, Restaurants & Leisure 0.5%
Caesars Entertainment Operating Company, Inc.	4.434	01/28/18		9,919,976	8,690,603
CCM Merger, Inc.	5.000	03/01/17		1,471,330	1,479,912
Las Vegas Sands LLC	2.690	11/23/16		3,263,153	3,257,714
Travelport LLC	6.250	06/26/19		2,843,039	2,869,101

Media 0.8%
Clear Channel Communications, Inc.	3.832	01/29/16		3,524,819	3,283,958
Clear Channel Communications, Inc.	6.932	01/30/19		10,396,703	9,559,769
Mood Media Corp.	7.000	05/06/18		1,736,456	1,735,587
Univision Communications, Inc.	4.500	03/01/20		3,705,713	3,703,396
Virgin Media Investment Holdings, Ltd.	3.500	06/08/20		6,660,000	6,620,706

Multiline Retail 0.0%
The Neiman Marcus Group, Inc.	4.000	05/16/18		641,539	640,938

Specialty Retail 0.2%
Toys R Us Property Company I LLC	6.000	08/21/19		8,110,000	7,996,460

Textiles, Apparel & Luxury Goods 0.2%
Burlington Coat Factory Warehouse Corp.	4.250	02/23/17		2,884,613	2,899,757
Calceus Acquisition, Inc.	5.750	01/31/20		2,737,198	2,755,447

10

Income Fund

As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Consumer Staples 1.2%				$38,287,302

Food & Staples Retailing 0.5%
Rite Aid Corp.	5.750	08/21/20	945,000	968,330
SUPERVALU, Inc.	5.000	03/21/19	14,777,628	14,805,336

Food Products 0.3%
Del Monte Corp.	4.000	03/08/18	6,429,714	6,424,892
HJ Heinz Company	3.500	06/05/20	2,620,000	2,633,100

Household Products 0.4%
The Sun Products Corp.	5.500	03/23/20	13,943,673	13,455,644

Energy 0.4%				15,022,975

Energy Equipment & Services 0.2%
Offshore Group Investment, Ltd.	6.250	10/26/17	7,098,438	7,145,763

Oil, Gas & Consumable Fuels 0.2%
Arch Coal, Inc.	5.750	05/16/18	8,133,935	7,877,212

Financials 2.4%				79,592,931

Capital Markets 0.6%
Walter Investment Management Corp.	5.750	11/28/17	19,211,881	19,319,948

Diversified Financial Services 1.4%
Carestream Health, Inc.	5.000	06/07/19	24,805,000	24,929,025
Carestream Health, Inc.	9.500	06/07/19	13,055,000	12,940,769
Ocwen Loan Servicing LLC	5.000	02/15/18	5,516,175	5,571,337
Springleaf Finance Funding Company	5.500	05/10/17	2,534,400	2,533,766

Real Estate Investment Trusts 0.4%
iStar Financial, Inc.	4.500	10/16/17	13,939,117	13,973,965

Real Estate Management & Development 0.0%
Realogy Corp.	3.200	10/10/13	324,933	324,121

Health Care 1.2%				39,183,792

Biotechnology 0.3%
Aptalis Pharma, Inc.	5.500	02/10/17	3,263,165	3,271,322
Capsugel Holdings US, Inc.	4.250	08/01/18	2,932,897	2,953,671
Patheon, Inc.	7.250	12/06/18	1,955,225	1,969,889

Health Care Providers & Services 0.6%
Catalent Pharma Solutions, Inc.	3.682	09/15/16	3,586,280	3,591,659
Catalent Pharma Solutions, Inc.	4.250	09/15/17	6,654,213	6,679,166
MModal, Inc.	7.500	08/15/19	3,091,470	3,008,386
National Mentor Holdings, Inc.	6.500	02/09/17	7,173,058	7,226,856

Pharmaceuticals 0.3%
Valeant Pharmaceuticals International, Inc.	4.500	08/05/20	6,960,025	7,015,128
Warner Chilcott Company LLC	4.250	03/15/18	3,468,584	3,467,715

Industrials 0.8%				26,827,305

Airlines 0.2%
Delta Air Lines, Inc.	4.250	04/20/17	7,644,000	7,680,309

Hotels, Restaurants & Leisure 0.2%
Four Seasons Holdings, Inc.	4.250	06/27/20	6,840,000	6,908,400

11

Income Fund

As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Industrials (continued)

Road & Rail 0.1%
Swift Transportation Company LLC	4.000	12/21/17	2,086,451	$2,098,969

Trading Companies & Distributors 0.3%
American Builders & Contractors Supply Company, Inc.	3.500	04/16/20	10,205,000	10,139,627

Information Technology 0.6%				19,451,369

Communications Equipment 0.4%
Alcatel-Lucent USA, Inc.	5.750	01/30/19	12,908,221	13,004,813

Software 0.2%
First Data Corp.	4.184	03/24/17	1,797,065	1,780,217
First Data Corp.	4.184	03/23/18	3,562,924	3,526,739
First Data Corp.	4.191	09/24/18	1,155,000	1,139,600

Materials 0.9%				29,572,054

Chemicals 0.3%
US Coatings Acquisition, Inc.	4.750	02/03/20	9,162,038	9,214,719

Construction Materials 0.3%
Apex Tool Group LLC	4.500	01/31/20	6,837,863	6,853,890
Doncasters Group, Ltd.	5.500	04/09/20	3,805,463	3,838,760

Containers & Packaging 0.3%
Berry Plastics Group, Inc.	3.500	02/07/20	6,763,050	6,706,288
Consolidated Container Company, LLC	5.000	07/03/19	2,942,763	2,958,397

Telecommunication Services 0.6%				18,964,086

Diversified Telecommunication Services 0.6%
Crown Castle Operating Company	3.250	01/31/19	8,278,242	8,196,942
RentPath, Inc.	6.250	05/29/20	10,945,000	10,767,144

Utilities 0.9%				30,687,334

Electric Utilities 0.8%
La Frontera Generation LLC	4.500	09/30/20	17,630,000	17,685,094
Otter Products LLC	5.250	04/29/19	9,875,000	9,896,478

Independent Power Producers & Energy Traders 0.1%
Dynegy, Inc.	4.000	04/23/20	3,129,231	3,105,762

Capital Preferred Securities 2.4%				$80,102,994

(Cost $75,083,789)

Financials 2.4%				80,102,994

Commercial Banks 2.0%
First Midwest Capital Trust I, Series B	6.950	12/01/33	2,694,000	2,774,820
First Tennessee Capital II	6.300	04/15/34	870,000	846,075
HSBC Finance Capital Trust IX (5.911% to 11/30/2015, then
3 month LIBOR + 1.926%)	5.911	11/30/35	12,255,000	12,423,506
M&T Capital Trust I	8.234	02/01/27	1,725,000	1,755,053
PNC Financial Services Group, Inc. (6.750% to 08/01/2021,
then 3 month LIBOR + 3.678%) (Q)	6.750	08/01/21	5,830,000	6,063,200
USB Capital IX (P)(Q)	3.500	11/01/13	22,163,000	18,395,290
Wachovia Capital Trust III (P)(Q)	5.570	11/01/13	27,290,000	25,789,050

12

Income Fund

As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

Diversified Financial Services 0.4%
BAC Capital Trust XIV, Series G (P)(Q)	4.000	10/17/13	15,070,000	$12,056,000

Collateralized Mortgage Obligations 5.6%				$186,972,506

(Cost $179,242,870)

Commercial & Residential 4.8%				161,414,497

Adjustable Rate Mortgage Trust
Series 2004-5, Class 2A1 (P)	2.851	04/25/35	4,561,302	4,486,939
American Home Mortgage Assets LLC
Series 2006-6, Class XP IO	2.054	12/25/46	51,926,296	3,575,177
Banc of America Commercial Mortgage Trust, Inc.
Series 2006-4, Class AM	5.675	07/10/46	5,850,000	6,378,507
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (P)	2.947	01/25/35	4,680,604	4,475,224
Series 2005-2, Class A1 (P)	2.600	03/25/35	2,293,090	2,290,079
Series 2005-5, Class A2 (P)	2.320	08/25/35	2,683,056	2,662,571
Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.884	01/25/35	2,692,778	2,608,640
Series 2004-8, Class 1A (P)	0.884	09/25/34	898,750	851,293
Series 2005-7, Class 11A1 (P)	0.724	08/25/35	2,721,669	2,392,017
Chase Mortgage Finance Corp.
Series 2007-A1, Class 2A1 (P)	2.719	02/25/37	2,689,121	2,667,616
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	2.087	09/19/44	28,309,245	1,576,163
Series 2005-AR2, Class X2 IO	2.816	03/19/45	54,586,681	4,806,783
Extended Stay America Trust
Series 2013-ESHM, Class M (S)	7.625	12/05/19	4,455,000	4,504,580
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	6.056	07/10/38	3,475,000	3,784,143
GS Mortgage Securities Corp. II
Series 2013, Class KYO (P) (S)	3.785	11/08/29	6,695,000	6,691,351
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.655	09/25/35	6,882,777	6,666,128
HarborView Mortgage Loan Trust
Series 2005-2, Class IX IO	2.245	05/19/35	20,064,882	1,222,212
Series 2005-9, Class 2A1C (P)	0.634	06/20/35	2,447,169	2,094,737
Series 2005-8, Class 1X IO	2.204	09/19/35	15,923,488	1,247,112
Series 2007-3, Class ES IO (S)	0.350	05/19/47	38,501,820	346,516
Series 2007-4, Class ES IO	0.350	07/19/47	42,326,248	423,262
Series 2007-6, Class ES IO (S)	0.342	08/19/37	32,350,305	274,978
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.006	10/25/36	46,371,009	3,519,560
Series 2005-AR18, Class 2X IO	1.644	10/25/36	48,770,976	1,747,654
JP Morgan Mortgage Trust
Series 2007-A1, Class 1A1 (P)	2.816	07/25/35	5,042,161	4,960,306
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.209	12/25/34	2,249,188	2,217,000
Series 2005-A2, Class A2 (P)	2.535	02/25/35	2,231,537	2,209,688
Series 2006-3, Class 2A1 (P)	2.456	10/25/36	2,349,820	2,204,307
Series 2007-1, Class 2A1 (P)	2.895	01/25/37	14,488,141	14,214,344
Merrill Lynch Mortgage Trust
Series 2005-LC1, Class AM (P)	5.490	01/12/44	7,010,000	7,468,132

13

Income Fund

As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4 (P)	5.414	07/12/46	2,975,000	$3,233,269
Morgan Stanley Capital I Trust
Series 2007-IQ13, Class A4	5.364	03/15/44	8,460,000	9,307,108
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.523	10/25/34	3,352,026	3,216,932
Series 2004-9, Class 1A (P)	5.707	11/25/34	3,185,257	3,085,055
Opteum Mortgage Acceptance Corp.
Series 2005-4, Class 1APT (P)	0.494	11/25/35	3,977,739	3,613,441
Structured Asset Securities Corp.
Series 2003-7A, Class 3A6 (P)	2.598	12/25/33	3,539,790	3,448,842
WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class X IO	1.463	10/25/45	131,006,649	5,409,147
Series 2005-AR19, Class A1A2 (P)	0.474	12/25/45	4,987,879	4,372,465
Series 2005-AR2, Class X IO	1.570	01/25/45	39,003,652	1,673,058
Series 2005-AR6, Class 2A1A (P)	0.414	04/25/45	4,872,887	4,403,073
Series 2005-AR8, Class 2AB2 (P)	0.604	07/25/45	5,306,555	4,656,683
Wells Fargo Mortgage Backed Securities Trust
Series 2004-Z, Class 2A1 (P)	2.627	12/25/34	4,529,243	4,520,646
Series 2005-AR5, Class 1A1 (P)	2.671	04/25/35	6,077,466	5,907,759

U.S. Government Agency 0.8%				25,558,009

Federal Home Loan Mortgage Corp.
Series 4077, Class IK IO	5.000	07/15/42	13,167,195	2,775,421
Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500	11/25/37	13,664,983	2,518,589
Series 2013-46, Class MI IO	3.500	05/25/43	61,283,407	9,670,044
Series 398, Class C3 IO	4.500	05/25/39	2,449,663	369,143
Series 402, Class 3 IO	4.000	11/25/39	3,946,664	696,933
Series 402, Class 4 IO	4.000	10/25/39	6,127,027	1,070,199
Series 402, Class 7 IO	4.500	11/25/39	8,395,168	1,431,016
Series 406, Class 3 IO	4.000	01/25/41	9,121,609	1,623,853
Series 407, Class 4 IO	4.500	03/25/41	14,463,993	2,036,937
Series 407, Class 7 IO	5.000	03/25/41	12,250,545	2,208,340
Series 407, Class 8 IO	5.000	03/25/41	6,093,195	1,157,534

Asset Backed Securities 1.2%				$40,499,725

(Cost $39,820,212)

CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2 (S)	4.474	03/20/43	19,088,150	18,796,159
Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01/25/42	13,626,350	14,464,302
Home Equity Asset Trust
Series 2003-1, Class M1 (P)	1.684	06/25/33	2,248,564	2,054,468
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	4,905,390	5,184,796

			Shares	Value

Common Stocks 0.6%				$20,453,759

(Cost $18,350,827)

Consumer Discretionary 0.0%				248,463

Auto Components 0.0%
Lear Corp.			3,614	248,463

14

Income Fund

As of 8-31-13 (Unaudited)

	Shares	Value

Consumer Discretionary (continued)

Media 0.0%
Vertis Holdings, Inc. (I)	300,120	$0

Financials 0.6%		20,033,280

Commercial Banks 0.6%
Talmer Bancorp, Inc. (I)(S)	1,983,302	19,359,223

Real Estate Investment Trusts 0.0%
Dundee International	79,684	674,057

Materials 0.0%		66,295

Chemicals 0.0%
LyondellBasell Industries NV, Class A	104	7,296

Containers & Packaging 0.0%
Rock-Tenn Company, Class A	531	58,999

Telecommunication Services 0.0%		105,721

Diversified Telecommunication Services 0.0%
Deutsche Telekom AG, ADR	8,253	105,721

	Shares	Value

Preferred Securities 5.6%		$185,922,661

(Cost $179,620,643)

Consumer Discretionary 0.6%		19,926,235

Auto Components 0.4%
The Goodyear Tire & Rubber Company, 5.875%	192,715	11,312,371

Automobiles 0.1%
General Motors Company, Series B, 4.750%	94,000	4,574,040

Household Durables 0.1%
Beazer Homes USA, Inc., 7.500%	144,125	4,039,824

Financials 3.6%		120,524,137

Commercial Banks 2.4%
First Tennessee Bank NA, 3.750% (S)	20,120	14,769,338
M&T Bank Corp., Series A, 5.000%	7,985	7,953,859
M&T Bank Corp., Series C, 5.000%	495	493,515
Regions Financial Corp., 6.375%	386,920	8,926,244
Synovus Financial Corp., 7.875%	196,990	5,299,031
U.S. Bancorp, 3.500%	8,280	6,587,568
U.S. Bancorp (6.500% to 01/15/2022, then 3 month LIBOR +
4.468%)	385,125	10,074,870
Wells Fargo & Company, Series L, 7.500%	14,715	16,701,525
Wintrust Financial Corp., 5.000%	1,030	1,134,288
Zions Bancorporation, 6.300%	266,515	6,596,246

Diversified Financial Services 0.1%
Bank of America Corp. (8.000% to 01/30/2018, then 3 month LIBOR
+ 3.630%)	2,730,000	2,992,421

Insurance 0.7%
Hartford Financial Services Group, Inc., 7.875%	440,525	12,259,811

15

Income Fund

As of 8-31-13 (Unaudited)

			Shares	Value
Financials (continued)

MetLife, Inc., 5.000%			183,480	$10,001,495
Reinsurance Group of America, Inc., 6.200%			128,754	3,097,821

Real Estate Investment Trusts 0.4%
FelCor Lodging Trust, Inc., Series A, 1.950%			99,725	2,294,672
Weyerhaeuser Company, 6.375%			213,265	11,341,433

Industrials 0.3%				9,872,385

Aerospace & Defense 0.3%
United Technologies Corp., 7.500%			158,950	9,872,385

Utilities 1.1%				35,599,904

Electric Utilities 0.7%
Nextera Energy, Inc., 5.889%			93,750	5,123,438
PPL Corp., 8.750%			300,235	16,059,570

Multi-Utilities 0.4%
Dominion Resources, Inc., 6.000%			281,580	14,416,896

		Maturity
Rate (%)		date	Par value^	Value

Escrow Certificates 0.0%				$14,363

(Cost $142)

Consumer Discretionary 0.0%				13,225

Lear Corp., Series B (I)	8.750	12/01/16	2,645,000	13,225

Materials 0.0%				1,138

Smurfit-Stone Container Corp. (I)	8.000	03/15/17	455,000	1,138

			Shares	Value

Warrants 0.0%				$54,405

(Cost $0)

Lear Corp. (Expiration Date: 11/09/2014; Strike Price: $0.005) (I)			403	54,405

			Par value^	Value

Short-Term Investments 0.1%				$3,563,000

(Cost $3,563,000)

Repurchase Agreement 0.1%				3,563,000

Barclays Tri-Party Repurchase Agreement dated 08/30/2013 at
0.040% to be repurchased at $3,563,016 on 09/03/2013,
collateralized by $3,741,900 U.S. Treasury Notes, 0.750% due
03/31/2018 (valued at $3,634,282, including interest)			3,563,000	$3,563,000

Total investments (Cost $3,283,495,677)† 98.1%				$3,255,860,639

Other assets and liabilities, net 1.9%				$63,326,132

Total net assets 100.0%				$3,319,186,771

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^ All par values are denominated in U.S. Dollars unless otherwise indicated.

16

Income Fund

As of 8-31-13 (Unaudited)

Currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ADR	American Depositary Receipts
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Paid-in-kind
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield at the end of the period.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $613,484,505 or 18.5% of the fund's net assets as of 8-31-13.

† At 8-31-13, the aggregate cost of investment securities for federal income tax purposes was $3,298,452,674. Net unrealized depreciation aggregated $42,592,035, of which $130,681,238 related to appreciated investment securities and $173,273,273 related to depreciated investment securities.

17

Income Fund

As of 8-31-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of August 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	08/31/13	Price	Inputs	Inputs
Corporate Bonds	$1,562,534,153	—	$1,553,909,348	$8,624,805
Convertible Bonds	45,400,161	—	45,400,161	—
Foreign Government Obligations	777,260,416	—	777,260,416	—
Term Loans	353,082,496	—	353,082,496	—
Capital Preferred Securities	80,102,994	—	80,102,994	—
Collateralized Mortgage
Obligations	186,972,506	—	185,927,750	1,044,756
Asset Backed Securities	40,499,725	—	40,499,725	—
Common Stocks	20,453,759	$1,094,536	—	19,359,223
Preferred Securities	185,922,661	167,026,614	18,896,047	—
Escrow Certificates	14,363	—	1,138	13,225
Warrants	54,405	—	54,405	—
Short-Term Investments	3,563,000	—	3,563,000	—

Total Investments in Securities	$3,255,860,639	$168,121,150	$3,058,697,480	$29,042,009
Other Financial Instruments:
Futures	($237,025)	($237,025)	—	—
Forward Foreign Currency Contracts	$8,161,257	—	$8,161,257	—

18

Income Fund

As of 8-31-13 (Unaudited)

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. A fund may have limited rights to enforce the terms of an underlying loan.

At August 31, 2013 the fund had $47,216,214 in unfunded loan commitments outstanding.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a predetermined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

19

Income Fund

As of 8-31-13 (Unaudited)

During the period ended August 31, 2013, the fund used futures contracts to manage the duration of the portfolio. The following table summarizes the contracts held at August 31, 2013.

						Unrealized
	Number of					Appreciation
Open Contracts	Contracts	Position	Expiration Date	Notional Basis	Notional Value	(Depreciation)

U.S. Treasury 10-year Note Futures	2,952	Short	Dec 2013	($367,597,884)	($366,878,250)	$719,634

U.S. Treasury 30-year Bond Futures	1,409	Short	Dec 2013	(184,899,247)	(185,855,906)	(956,659)

						($237,025)

Notional basis refers to the contractual amount agreed upon at the inception of the open contracts; notional value represents the current value of the open contracts

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral and the risk that currency movements will not occur thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended August 31, 2013 the fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. The following table summarizes the contracts held at August 31, 2013.

20

Income Fund

As of 8-31-13 (Unaudited)

					Contractual			Net Unrealized
					Settlement	Unrealized	Unrealized	Appreciation /
	Contract to Buy		Contract to Sell	Counterparty	Date	Appreciation	Depreciation	(Depreciation)

AUD	88,299,665	EUR	59,355,000	Bank of Nova Scotia	9/17/2013	$74,106	-	$74,106
AUD	143,504,421	EUR	96,205,000	Barclays Bank PLC Wholesale	9/17/2013	462,250	-	462,250
AUD	29,773,650	EUR	20,000,000	Canadian Imperial Bank of Commerce	9/17/2013	43,275	-	43,275
AUD	33,685,000	JPY	2,928,237,050	State Street Bank and Trust Company	9/17/2013	130,191	-	130,191
CAD	46,251,298	NZD	55,310,000	Bank of Montreal	9/17/2013	1,190,612	-	1,190,612
CAD	60,181,217	NZD	72,575,000	Canadian Imperial Bank of Commerce	9/17/2013	1,080,689	-	1,080,689
CAD	53,040,359	NZD	64,280,000	Royal Bank of Canada	9/17/2013	708,121	-	708,121
CAD	15,638,824	NZD	18,775,000	Toronto Dominion Bank	9/17/2013	346,074	-	346,074
CAD	235,181,137	USD	223,334,970	Bank of Montreal	9/17/2013	-	($128,842)	(128,842)
CAD	8,377,120	USD	8,114,612	Barclays Bank PLC Wholesale	9/17/2013	-	(164,040)	(164,040)
CAD	92,699,921	USD	88,050,000	Canadian Imperial Bank of Commerce	9/17/2013	-	(70,196)	(70,196)
CAD	14,074,951	USD	13,573,223	Deutsche Bank AG London	9/17/2013	-	(214,944)	(214,944)
CAD	99,143,613	USD	94,143,900	J. Aron and Company N.Y.	9/17/2013	-	(48,505)	(48,505)
CAD	37,123,113	USD	35,220,000	Royal Bank of Canada	9/17/2013	12,869	-	12,869
CAD	8,201,404	USD	7,953,725	Standard Chartered Bank	9/17/2013	-	(169,922)	(169,922)
CAD	66,819,696	USD	63,431,079	State Street Bank and Trust Company	9/17/2013	-	(13,724)	(13,724)
CAD	43,327,008	USD	41,099,514	Toronto Dominion Bank	9/17/2013	21,359	-	21,359
EUR	161,410,000	AUD	239,162,385	Barclays Bank PLC Wholesale	9/17/2013	325,980	-	325,980
EUR	31,000,000	AUD	45,954,090	State Street Bank and Trust Company	9/17/2013	53,198	-	53,198
EUR	226,400,000	USD	293,980,996	J. Aron and Company N.Y.	9/17/2013	5,252,325	-	5,252,325
EUR	35,285,000	USD	46,201,473	State Street Bank and Trust Company	9/17/2013	434,780	-	434,780
GBP	71,580,000	USD	109,587,332	Deutsche Bank AG London	9/17/2013	1,329,057	-	1,329,057
GBP	103,135,000	USD	155,287,290	Royal Bank of Canada	9/17/2013	4,524,973	-	4,524,973
GBP	70,370,000	USD	107,481,709	State Street Bank and Trust Company	9/17/2013	1,559,732	-	1,559,732
JPY	1,742,490,600	USD	84,670,000	State Street Bank and Trust Company	9/17/2013	614,909	-	614,909
NZD	220,860,000	CAD	182,723,760	Barclays Bank PLC Wholesale	9/17/2013	-	(1,445,295)	(1,445,295)
NZD	110,570,000	CAD	90,455,326	Royal Bank of Canada	9/17/2013	-	(238,403)	(238,403)
NZD	74,040,000	CAD	60,941,234	Toronto Dominion Bank	9/17/2013	-	(335,429)	(335,429)
SGD	73,366,833	USD	58,105,000	HSBC Bank USA	9/17/2013	-	(588,280)	(588,280)
SGD	21,736,665	USD	17,100,000	Standard Chartered Bank	9/17/2013	-	(59,307)	(59,307)
USD	203,189,647	AUD	220,906,335	Bank of Nova Scotia	9/17/2013	6,740,563	-	6,740,563
USD	730,922,121	CAD	768,597,984	Bank of Montreal	9/17/2013	1,459,791	-	1,459,791
USD	276,960,000	CAD	292,944,667	Royal Bank of Canada	9/17/2013	-	(1,068,442)	(1,068,442)
USD	52,505,000	CAD	55,209,284	State Street Bank and Trust Company	9/17/2013	106,876	-	106,876
USD	114,195,000	CAD	120,150,977	Toronto Dominion Bank	9/17/2013	161,899	-	161,899
USD	88,317,617	EUR	68,825,000	Deutsche Bank AG London	9/17/2013	-	(2,648,520)	(2,648,520)
USD	111,578,198	EUR	85,211,924	HSBC Bank USA	9/17/2013	-	(1,046,568)	(1,046,568)
USD	292,092,993	EUR	225,095,000	J. Aron and Company N.Y.	9/17/2013	-	(5,415,505)	(5,415,505)
USD	297,892,825	GBP	193,275,000	HSBC Bank USA	9/17/2013	-	(1,595,373)	(1,595,373)
USD	77,274,097	GBP	51,810,000	Royal Bank of Canada	9/17/2013	-	(3,007,800)	(3,007,800)
USD	17,300,000	JPY	1,725,951,800	State Street Bank and Trust Company	9/17/2013	-	(279,609)	(279,609)
USD	63,393,012	NOK	388,269,519	Deutsche Bank AG London	9/17/2013	-	(20,966)	(20,966)
USD	3,089,962	NZD	4,014,501	Deutsche Bank AG London	9/17/2013	-	(9,693)	(9,693)
USD	71,820,352	SEK	483,530,520	Deutsche Bank AG London	9/17/2013	-	(1,118,427)	(1,118,427)
USD	41,055,000	SGD	51,859,448	HSBC Bank USA	9/17/2013	399,227	-	399,227
USD	16,820,000	SGD	21,294,492	Standard Chartered Bank	9/17/2013	125,954	-	125,954
USD	114,136,510	SGD	144,709,116	UBS AG	9/17/2013	690,237	-	690,237

						$27,849,047	($19,687,790)	$8,161,257

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

21

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Income Fund.

91Q1 8/13
10/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	October 25, 2013

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	October 25, 2013